Income Taxes - Summary of Temporary Differences for Deferred Tax Assets Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax assets are recognised	$ 74,736	$ 248,915
Tax Loss Carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax assets are recognised	48,771	248,000
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax assets are recognised	$ 25,965	$ 915